Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions

4.	ACQUISITIONS

Business combinations in 2013

The Group completed the following acquisitions in 2013, which have been accounted for as business combinations:

Tianwang and Yilong

As part of the Company’s business strategy to expand into the Virtual Private Network (“VPN”) market and to expand the Company’s existing managed network services (“MNS”), the Company acquired 100% of the equity interests in BJ Tianwang and BJ Yilong (collectively referred to as “Tianwang and Yilong”) on February 28, 2013 for a total purchase consideration of RMB73,389, as follows:

	RMB	US$
Cash consideration (i)	17,500	2,891
Share consideration * (ii)	10,455	1,727
Contingent consideration in cash * (iii)	19,977	3,300
Contingent ordinary shares issuance * (iii) (iv)	25,457	4,205

Total fair value of purchase price consideration	73,389	12,123

*	The Company determined the fair value of the share consideration and contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	RMB15,500 and RMB2,000 of the above cash consideration were paid in April and December 2013, respectively.

(ii)	Share consideration represents a payment of RMB10,455 equivalent ADS shares which will be paid to the selling shareholder based on the average closing price of all trading days of March 2013, which was subsequently settled in May 2013. This share consideration was classified as a liability initially measured at its estimated fair value on the acquisition date and was reclassified to additional paid in capital when the number of shares to be issued became fixed.

(iii)	The contingent consideration in both cash and shares are determined based on the achievement by Tianwang and Yilong of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013 and 2014 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Tianwang and Yilong will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2014 has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 22).

(iv)	As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2013 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2013, with its fair value of RMB10,082 (US$1,665) reclassified to additional paid in capital.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

	RMB	US$
Current assets	16,705	2,759
Property and equipment, net	751	124
Purchased software	39	6
Customer relationships (Note 9)	24,570	4,059
Supplier relationships (Note 9)	14,950	2,470
Contract backlog (Note 9)	4,320	714
Licenses (Note 9)	2,160	357
Non-compete agreement (Note 9)	1,500	248
Deferred tax assets	5	1

Total assets acquired	65,000	10,738

Accounts payable	15,430	2,549
Current liabilities	945	156
Deferred tax liabilities, non-current	11,875	1,962

Total liabilities assumed	28,250	4,667

Net assets acquired	36,750	6,071
Purchase consideration	73,389	12,123

Goodwill	36,639	6,052

The revenue and net loss of Tianwang and Yilong since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2013 were RMB87,011 (US$14,373) and RMB2,026 (US$335), respectively.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

iJoy

As a part of the Company’s business expansion strategy into the provision of content delivery network (“CDN”) services, the Company acquired 100% equity interests in iJoy BVI and its subsidiaries and consolidated affiliates (collectively referred to as “iJoy”) on April 30, 2013 for a total purchase consideration of RMB96,957 (net of the pre-existing receivables and payables which is settled between the Company and iJoy on the acquisition date) as follows:

	RMB	US$
Cash consideration (i)	24,663	4,074
Contingent consideration in cash * (ii)	25,146	4,154
Contingent ordinary shares issuance * (ii) (iii)	47,148	7,788

Total fair value of purchase price consideration	96,957	16,016

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	As of December 31, 2013, the Company has paid the first cash payment of approximately RMB24,883 to the seller of iJoy. The remaining balance of contingent consideration in cash of approximately RMB25,146 is to be paid when certain post-closing conditions are met.

(ii)	The contingent considerations are determined based on the achievement by iJoy of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013, 2014 and 2015 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether iJoy will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2014 and 2015 has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 22).

(iii)	As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2013 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2013, with its fair value of RMB31,956 (US$5,279) reclassified to additional paid in capital.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

	RMB	US$
Current assets	2,069	342
Property and equipment, net	713	118
Customer relationships (Note 9)	3,200	528
Platform software (Note 9)	10,250	1,693
Favorable contract	6,500	1,074
Deferred tax assets	382	63

Total assets acquired	23,114	3,818

Accounts payable	1,947	322
Current liabilities	184	30
Deferred tax liabilities, non-current	1,199	198

Total liabilities assumed	3,330	550

Net assets acquired	19,784	3,268
Purchase consideration	96,957	16,016

Goodwill	77,173	12,748

The revenue and net profit of iJoy since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2013 were RMB116,723 (US$19,281) and RMB101,488 (US$16,765), respectively.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information for the years ended December 31, 2012 and 2013 are presented as if the acquisitions of Tianwang and Yilong and iJoy had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated. The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

	For the year ended December 31,
	2012	2013
	RMB	RMB	US$
Net revenue	1,599,962	1,986,585	328,160
Net profit	44,697	(50,474)	(8,338)
Earnings (loss) per share basic	0.13	(0.14)	(0.02)

These amounts have been computed after applying the effects of the Company’s accounting policies.

Framework agreement in 2013

In addition to the aforementioned asset and business acquisitions combinations completed, the Company also signed the following acquisition framework agreement during 2013:

Beijing Yichengtaihe Investment Co., Ltd (“BJ Yichengtaihe”)

On October 21, 2013, the Company through 21Vianet Beijing entered into a purchase framework agreement with BJ Yichengtaihe incorporated in Beijing, PRC and its two individual third party owners to acquire 100% equity interests in BJ Yichengtaihe with total consideration of RMB198,846 (US$32,847). The purpose of this transaction is for the Company to acquire the land use right and a building and equipment (both currently in construction) from BJ Yichengtaihe to be used as a data center by the Company in Beijing. Payment of the purchase consideration will be made in installments upon the transfer of ownership of BJ Yichengtaihe and completion of specified stages of the construction.

21Vianet Beijing paid a refundable deposit of RMB1,000 for the intended acquisition. In addition, in October and November 2013, 21Vianet Beijing provided two interest-free unsecured loans of RMB9,000 and RMB15,000, respectively, both with a term of one year to the shareholders of BJ Yichengtaihe for the sole purpose of financing the construction of the building and equipment. If the acquisition closes before the loans expire, the Company may offset a portion of the purchase consideration in the amount of loans and the deposit. The aggregate amount of these loans and the deposit of RMB25,000 (US$4,130) has been included in “Prepaid expenses and other current assets” in the consolidated balance sheets as of December 31, 2013.

The final acquisition agreements were subsequently entered into on January 22, 2014, whereby the transfer of equity interest of BJ Yichengtaihe will be transferred to 21Vianet Beijing upon the fulfillment of specified closing conditions.

Business combinations in 2011 and 2012

The Group completed the following acquisitions in 2011 and 2012, which have been accounted for as business combinations:

21V Xi’an

On July 2, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, purchased 21V Xi’an from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool (a related party), for an aggregate cash consideration of RMB15,977, which is net of the pre-existing receivables and payables which were settled between the Company and 21V Xi’an upon acquisition. 21V Xi’an had previously sold cabinets and leased data center space to the Company. The acquisition of 21V Xi’an has been entered into with the intention to expand the Company’s self-built data center and increase the number of cabinets, so that the Company can effectively manage market demand and improve profit margins. The bargain purchase gain of RMB10,539 represented the excess of the fair value of the identifiable net assets acquired above the consideration transferred. Specifically, the bargain purchase gain relates to the excess of the fair value of the property and equipment over the carrying amount of these assets, which was used to determine the original purchase consideration. The resulting bargain purchase gain has been recorded in other income in the Company’s consolidated statement of operations for the year ended December 31, 2012.

Fastweb

As part of the Company’s business expansion strategy into content delivery network (“CDN”) services, the Company acquired 100% equity interests in Fastweb for a total purchase consideration of RMB116,040 on September 9, 2012, as follows:

RMB
Cash consideration (i)	33,395
Contingent ordinary shares issuance * (ii)	82,645

Total fair value of purchase price consideration	116,040

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	RMB7,502 and RMB9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.

(ii)	The contingent share consideration is determined based on the achievement by Fastweb of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2012 and 2013 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Fastweb will meet the contractually stipulated targets. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2012 and 2013 were resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2012 and 2013, with its fair value of RMB41,197 and RMB45,012 (US$7,435) reclassified to additional paid in capital.

Gehua

On October 19, 2011, as a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company acquired 100% equity interest in Gehua for a total purchase consideration of RMB77,469. The contingent considerations are based on the achievement by Gehua of certain annual financial targets in accordance with the sales and purchase agreement for the periods from September 1, 2011 to December 31, 2011, September 1, 2011 to August 31, 2013 and the operating effectiveness of the fiber optic lease arrangement acquired as part of this acquisition for the period up to August 15, 2014. The Company determined the fair value of the contingent consideration in cash and shares with the assistance of an independent third party valuation firm. Contingent consideration in cash has been fully paid in February 2013.

As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the period from September 1, 2011 to December 31, 2011 and September 1, 2011 to August 31, 2013 had been resolved, the corresponding portion of the contingent consideration in shares were remeasured on December 31, 2011 and 2013, respectively, with their then fair values of RMB18,259 and RMB38,665 (US$6,387) reclassified to additional paid in capital. The outstanding contingent consideration has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 22).

Managed Network Entities

On September 30, 2010, as a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company acquired 51% equity interests in the Managed Network Entities for a total purchase consideration of RMB172,439. On December 15, 2011, the Company acquired the remaining 49% equity interest of the Managed Network Entities with an aggregate consideration of RMB169,168. with the assistance of an independent third party valuation firm. The acquisition of the remaining 49% equity interests was accounted for as an equity transaction, where the difference between the fair value of the purchase consideration and the carrying amount of noncontrolling interest of RMB42,288 was recorded as additional paid-in capital.

The aforementioned purchase considerations included contingent considerations in both cash and shares based on the achievement by the Managed Network Entities of certain annual financial targets for the period for fiscal years of 2011, 2012 and 2013 as well as the completion of construction and quality assessment of the country-wide fiber optic before December 31, 2012 in accordance with the sales and purchase agreements. The Company determined the fair value of the contingent consideration in cash and shares with the assistance of an independent third party valuation firm. Contingent consideration in cash has been fully paid by May 2012.

As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The contingency with respect to the financial targets for fiscal years of 2011 and 2012 had been resolved, the corresponding portion of the contingent share considerations were remeasured through the respective dates when the related financial targets were met, with their then fair values of RMB111,526 and RMB56,564, respectively, reclassified to additional paid in capital. Whereas the financial target for fiscal year of 2013 was not met by the Managed Network Entities, the fair value of the related contingent share consideration of RMB43,992 (US$7,267) was fully reversed in the Company’s consolidated statements of operations.

As of December 31, 2012, the Company was in the process of negotiation with the seller of the Managed Network Entities on the quality assessment of the fiber optic network subsequent to the completion of construction. As this is a pending event subsequent to the acquisition which is unrelated to the original acquisition, the Company concluded that the accounting for any settlement should be separated from that of the business combination. Based on the Company’s best estimate, the fair value of the related contingent consideration in shares of RMB47,755 (US$7,889), as determined based on the remeasured amount of December 31, 2012, is accrued as a contingent payable pursuant to ASC 450, Contingencies. The Company is negotiating with the seller of the Managed Network Entities to come to an agreement on the quality assessment of the fiber optic network as of December 31, 2013 and the Company’s estimate of the contingent payable remains unchanged.